Investment Strategy - Abacus Flexible Bond Leaders ETF	Jun. 06, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its investment objective, the Fund invests, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in component securities of the Underlying Index (“80% Policy”). Effective August 5, 2025, the 80% Policy will be changed to the following: The Fund invests, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and/or other instruments that provide exposure to, or have economic characteristics similar to, bonds. The Underlying Index is sponsored and maintained by Abacus FCF Indexes LLC (the “Index Provider”), an affiliate of Abacus FCF Advisors LLC, the Fund's investment adviser (the “Adviser”). The Underlying Index is designed to track the performance of a rules-based, quantitative strategy that seeks to provide current income and capital preservation by flexibly allocating across a diversified mix of fixed income categories (“Bond Categories,” and each, a “Bond Category”), which are derived from a universe of fixed income asset groups (“Asset Groups”). As of the date of this Prospectus, the Underlying Index currently includes the following six Asset Groups, which may change from time to time: (1) government bonds, (2) corporate bonds, (3) securitized debt, (4) international bonds, including emerging market bonds, (5) specialized bonds, including floating rate notes and loans, and (6) inflation-protected securities. Bonds included in the Asset Groups may be rated investment grade (i.e., those that are rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization) or below investment grade (commonly known as “high yield” or “junk” bonds). The Fund intends to maintain a portfolio of securities that generally replicates the holdings of the Underlying Index.
The Underlying Index utilizes a proprietary quantitative model (the “Model”) that systematically identifies elevated volatility in the equity market to identify whether the market is in a high-volatility or low-volatility regime. During high-volatility regimes, the Model prioritizes short-term price momentum signals, targeting Bond Categories that exhibit stronger near-term price trends, whereas during low-volatility regimes, the Model prioritizes long-term price momentum signals, targeting Bond Categories that exhibit stronger long-term price trends. Once the volatility regime has been identified, the Model scores Bond Categories based on those exhibiting the highest positive short- or long-term price momentum trends (based on the identified volatility regime) and selects up to five of the top-performing Bond Categories for inclusion in the Underlying Index (the “Trend Leaders”). Under normal market conditions, the Underlying Index obtains exposure to Trend Leaders by selecting exchange-traded funds that provide exposure to the Bond Categories (“Underlying ETFs,” and each, an “Underlying ETF”). Once the Trend Leaders are identified, the Underlying Index selects one Underlying ETF to represent each selected Bond Category. Because Trend Leaders are selected based on price momentum trends of the Bond Categories, the Underlying Index may not always allocate across all of the Asset Groups. Nonetheless, the Underlying Index allocates proportionally across those Asset Groups represented in the Underlying Index based on the number of Trend Leaders identified, with aggregate exposure scaled to reflect the total number of Trend Leaders identified. If fewer than five Bond Categories exhibit positive momentum trends, the Underlying Index will allocate any unallocated value to U.S. Treasury bills (“T-
Bills”). If none of the Bond Categories demonstrate positive momentum trends, the Underlying Index may allocate up to 100% of its value to T-Bills.

The Underlying Index reconstitutes monthly, dynamically adjusting the weighting of short-term and long-term price momentum signals based on market volatility. The Fund is generally rebalanced and reconstituted in accordance with the Underlying Index.
The Fund can use derivative instruments, including exchange-traded futures contracts, to gain exposure to component securities of the Underlying Index, such as when derivatives present a more cost-effective alternative to investing directly in the component securities of the Underlying Index.
The Adviser may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.